MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Management Fees and Incentive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Management Agreements [Line Items]
Management fees: affil.	$ 539,600	$ 520,283	$ 456,090
Management fees, options: affil.	6,310	42,516	21,524
Management fees: non-affil.	68,948	62,795	45,617
Incentive income: affil.	362,578	419,828	246,438
Incentive income: non-affil.	1,734	44,383	26,162
Private Equity Funds [Member]
Schedule of Management Agreements [Line Items]
Management fees: affil.	135,803	133,725	118,617
Management fees: non-affil.	364	493	394
Incentive income: affil.	22,094	27,790	2,612
Permanent Capital Vehicle [Member]
Schedule of Management Agreements [Line Items]
Management fees: affil.	67,638	58,206	53,355
Management fees, options: affil.	6,310	42,516	21,524
Management fees: non-affil.	2,910	3,807	3,902
Incentive income: affil.	56,497	15,653	0
Liquid Hedge Funds [Member]
Schedule of Management Agreements [Line Items]
Management fees: affil.	116,526	85,807	63,509
Management fees: non-affil.	21,365	24,815	14,023
Incentive income: affil.	15,835	107,463	43,089
Incentive income: non-affil.	232	43,238	24,556
Credit Hedge Funds [Member]
Schedule of Management Agreements [Line Items]
Management fees: affil.	113,712	101,699	100,835
Management fees: non-affil.	146	191	359
Incentive income: affil.	120,255	190,581	126,832
Incentive income: non-affil.	0	0	130
Credit PE Funds [Member]
Schedule of Management Agreements [Line Items]
Management fees: affil.	96,586	95,787	98,250
Management fees: non-affil.	129	138	143
Incentive income: affil.	147,897	78,341	73,905
Incentive income: non-affil.	1,396	1,145	1,476
Logan Circle [Member]
Schedule of Management Agreements [Line Items]
Management fees: affil.	3,025	2,543	0
Management fees: non-affil.	44,034	33,351	26,796
Incentive income: non-affil.	$ 106	$ 0	$ 0